PRUDENTIAL INVESTMENT PORTFOLIOS 3

Gateway Center Three, 4th Floor

100 Mulberry Street

Newark, NJ 07102

December 30, 2010

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.
Washington, D.C. 20002-4224

Re:     485(b) Filing for Prudential Investment Portfolios 3
     Registration numbers 333-95848 and 811-09805

Dear Sir or Madam:

     We are filing today via EDGAR a Post-Effective Amendment under Rule 485(b) to the Registration Statement of the above-referenced Registrant. This Post-Effective Amendment designates December 30, 2010 as its effective date.
     As counsel to the Registrant, I represent that this Rule 485(b) filing does not contain disclosures that render the filing ineligible to become effective under Rule 485(b).

Thank you for your attention to this filing. Please direct any questions regarding this filing to the undersigned at (973) 802-5032.

Sincerely,

/s/ Claudia DiGiacomo

Claudia DiGiacomo